Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income	$ 902.3	$ 1,015.5	$ 1,068.3
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	94.4	88.5	83.1
Amortization of fixed-income securities	186.7	233.0	229.2
Amortization of equity-based compensation	63.4	50.5	45.9
Net realized (gains) losses on securities	(306.8)	(102.6)	(96.1)
Net (gains) losses on disposition of property and equipment	7.1	8.7	2.3
(Gains) losses on extinguishment of debt	1.8	0.1	(6.4)
Changes in:
Premiums receivable	(253.8)	(191.4)	(283.6)
Reinsurance recoverables	(83.0)	(76.5)	(176.7)
Prepaid reinsurance premiums	3.5	18.3	(18.8)
Deferred acquisition costs	(0.9)	(16.4)	(15.0)
Income taxes	19.8	28.4	48.1
Unearned premiums	351.1	225.6	180.8
Loss and loss adjustment expense reserves	592.6	174.8	418.0
Accounts payable, accrued expenses, and other liabilities	123.6	35.5	210.2
Other, net	(10.4)	5.9	(10.0)
Net cash provided by operating activities	1,691.4	1,497.9	1,679.3
Purchases:
Fixed maturities	(5,199.2)	(6,032.4)	(4,491.7)
Equity securities	(463.1)	(582.0)	(511.4)
Sales:
Fixed maturities	3,705.6	4,442.6	3,055.8
Equity securities	793.0	423.5	241.9
Maturities, paydowns, calls, and other:
Fixed maturities	1,488.9	1,540.9	1,341.1
Equity securities	16.0	0	0
Net purchases of short-term investments - other	(438.2)	(461.0)	(11.5)
Net unsettled security transactions	(44.0)	(0.6)	(54.0)
Purchases of property and equipment	(127.7)	(78.9)	(64.7)
Sales of property and equipment	3.8	3.0	8.0
Net cash provided by (used in) investing activities	(264.9)	(744.9)	(486.5)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	0.5	22.4	27.2
Tax benefit from exercise/vesting of equity-based compensation	5.8	6.4	14.0
Net proceeds from debt issuance	0	491.9	0
Payment of debt	(350.0)	0	0
Reacquisition of debt	(32.5)	(15.0)	(214.3)
Dividends paid to shareholders	(853.7)	(263.6)	(763.7)
Acquisition of treasury shares	(174.2)	(997.8)	(258.6)
Net cash used in financing activities	(1,404.1)	(755.7)	(1,195.4)
Effect of exchange rate changes on cash	1.0	(0.5)	0.8
Increase (decrease) in cash	23.4	(3.2)	(1.8)
Cash, beginning of year	155.7	158.9	160.7
Cash, End of year	$ 179.1	$ 155.7	$ 158.9